Shareholders' Equity - Share Capital (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Nov. 15, 2019	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Common stock value authorized	€ 126,000,000.0
Cumulative Preference Shares; authorized (number of shares)	700,000,000
Cumulative Preference Shares; nominal value (in EUR)	€ 0.09
Common Stock, Shares, Outstanding			421,097,729	427,393,592
Number of issued shares				431,464,705
Number of treasury shares	5,848,998		10,368,038	4,071,113
Maximum authorization period for issuing shares	5 years
Maximum authorization period for issuing shares - extension	5 years
Preferred Stock, Voting Rights	nine votes
Stockholders' Equity Note Disclosure [Text Block]	Shareholders’ equity
Share capital
ASML’s authorized share capital amounts to €126.0 million and is divided into:

•	700,000,000 Cumulative Preference Shares with a nominal value of €0.09 each.

•	699,999,000 Ordinary Shares with a nominal value of €0.09 each.

•	9,000 Ordinary Shares B with a nominal value of €0.01 each.
As of December 31, 2019, 425,659,704 ordinary shares with a nominal value of €0.09 each were issued and fully paid up; this includes 419,810,706 outstanding shares and 5,848,998 treasury shares. As of December 31, 2018, 431,465,767 ordinary shares with a nominal value of €0.09 each were issued and fully paid up; this includes 421,097,729 outstanding shares and 10,368,038 treasury shares. As of December 31, 2017, 431,464,705 ordinary shares with a nominal value of €0.09 each were issued and fully paid up; this includes 427,393,592 outstanding shares and 4,071,113 treasury shares. No ordinary shares B and no cumulative preference shares have been issued.
Our Board of Management has the power to issue ordinary shares and cumulative preference shares insofar as the Board of Management has been authorized to do so by the General Meeting. The Board of Management requires approval of the Supervisory Board for such an issue. The authorization by the General Meeting can only be granted for a certain period not exceeding 5 years and may be extended for no longer than 5 years on each occasion. If the General Meeting has not authorized the Board of Management to issue shares, the General Meeting will be authorized to issue shares on the Board of Management’s proposal, provided that the Supervisory Board has approved such proposal.
Ordinary shares
An ordinary share entitles the holder thereof to cast nine votes at the General Meeting. Each ordinary share consists of 900 fractional shares. Fractional shares entitle the holder thereof to a fractional dividend, but do not entitle the holder thereof to voting rights. Only those persons who hold shares directly in the share register in the Netherlands, held by us at our address at 5504 DR Veldhoven, de Run 6501, the Netherlands, or in the New York share register, held by JP Morgan Chase Bank, N.A., P.O. Box 64506, St. Paul, MN 55164-0506, United States, can hold fractional shares. Those who hold ordinary shares through the deposit system under the Dutch Securities Bank Giro Transactions Act (‘Wet giraal effectenverkeer’; the Giro Act) maintained by the Dutch central securities depository Euroclear Nederland or through the Depository Trust Company cannot hold fractional shares. At our 2019 AGM, the Board of Management was authorized from April 24, 2019 through October 24, 2020, subject to the approval of the Supervisory Board, to issue shares and / or rights thereto representing up to a maximum of 5.0% of our issued share capital at April 24, 2019, plus an additional 5.0% of our issued share capital at April 24, 2019 that may be issued in connection with mergers, acquisitions and / or (strategic) alliances. Incremental costs directly attributable to the issuance of new shares or options are shown in equity as a deduction, net of income taxes, from the proceeds.
Holders of ASML’s ordinary shares have a preemptive right, in proportion to the aggregate nominal amount of the ordinary shares held by them. This preemptive right may be restricted or excluded. Holders of ordinary shares do not have preemptive right with respect to any ordinary shares issued for consideration other than cash or ordinary shares issued to employees. If authorized for this purpose by the General Meeting, the Board of Management has the power, subject to approval of the Supervisory Board, to restrict or exclude the preemptive rights of holders of ordinary shares. At our 2019 AGM, our shareholders authorized the Board of Management through October 24, 2020, subject to approval of the Supervisory Board, to restrict or exclude preemptive rights with respect to holders of ordinary shares up to a maximum of 10.0% of our issued share capital.
We may repurchase our issued ordinary shares at any time, subject to compliance with the requirements of Dutch law and our Articles of Association. Any such repurchases are and remain subject to the approval of the Supervisory Board and the authorization by the General Meeting, which authorization may not be for more than 18 months. At the 2019 AGM, the Board of Management has been authorized, subject to Supervisory Board approval, to repurchase through October 24, 2020, up to a maximum of two times 10.0% of our issued share capital at April 24, 2019, at a price between the nominal value of the ordinary shares purchased and 110.0% of the market price of these securities on Euronext Amsterdam or NASDAQ.
Ordinary shares B
Our Articles of Association provide for 9,000 ordinary shares B with a nominal value of €0.01. Each ordinary share B entitles the holder thereof to cast one vote at the General Meeting. No ordinary shares B have been issued.
Cumulative preference shares
In 1998, we granted the Preference Share Option to the Foundation. This option was amended and extended in 2003 and 2007. A third amendment to the option agreement between the Foundation and ASML became effective on January 1, 2009, to clarify the procedure for the repurchase and cancellation of the preference shares when issued.
The nominal value of the cumulative preference shares amounts to €0.09 and the number of cumulative preference shares included in the authorized share capital is 700,000,000. A cumulative preference share entitles the holder thereof to cast nine votes in the General Meeting.
The Foundation may exercise the Preference Share Option in situations where, in the opinion of the Board of Directors of the Foundation, ASML’s interests, ASML’s business or the interests of ASML’s stakeholders are at stake. This may be the case if a public bid for ASML’s shares has been announced or has been made, or the justified expectation exists that such a bid will be made without any agreement having been reached in relation to such a bid with ASML. The same may apply if one shareholder, or more shareholders acting in concert, acquire or hold a substantial percentage of ASML’s issued ordinary shares without making an offer to acquire all outstanding shares or if, in the opinion of the Board of Directors of the Foundation, the (attempted) exercise of the voting rights by one shareholder or more shareholders, acting in concert, is materially in conflict with ASML’s interests, ASML’s business or ASML’s stakeholders.
The objectives of the Foundation are to look after the interests of ASML and of the enterprises maintained by ASML and of the companies which are affiliated in a group with ASML, in such a way that the interests of ASML, of those enterprises and of all parties concerned are safeguarded in the best possible way, and influences in conflict with these interests which might affect the independence or the identity of ASML and those companies are deterred to the best of the Foundation’s ability, and everything related to the above or possibly conductive thereto. The Foundation seeks to realize its objects by the acquiring and holding of cumulative preference shares in the capital of ASML and by exercising the rights attached to these shares, particularly the voting rights attached to these shares.
The Preference Share Option gives the Foundation the right to acquire a number of cumulative preference shares as the Foundation will require, provided that the aggregate nominal value of such number of cumulative preference shares shall not exceed the aggregate nominal value of the ordinary shares that have been issued at the time of exercise of the Preference Share Option for a subscription price equal to their nominal value. Only one-fourth of the subscription price would be payable at the time of initial issuance of the cumulative preference shares, with the other three-fourths of the nominal value only being payable when we call up this amount. Exercise of the Preference Share Option could effectively dilute the voting power of the outstanding ordinary shares by one-half.
Cancellation and repayment of the issued cumulative preference shares by ASML requires the authorization by the General Meeting of a proposal to do so by the Board of Management approved by the Supervisory Board. If the Preference Share Option is exercised and as a result cumulative preference shares are issued, ASML, at the request of the Foundation, will initiate the repurchase or cancellation of all cumulative preference shares held by the Foundation. In that case ASML is obliged to effect the repurchase and cancellation respectively as soon as possible. A cancellation will result in a repayment of the amount paid and exemption from the obligation to pay up on the cumulative preference shares. A repurchase of the cumulative preference shares can only take place when such shares are fully paid up.
If the Foundation does not request ASML to repurchase or cancel all cumulative preference shares held by the Foundation within 20 months after issuance of these shares, we will be obliged to convene a General Meeting in order to decide on a repurchase or cancellation of these shares.
The Foundation is independent of ASML. The Board of Directors of the Foundation comprises four independent members from the Netherlands’ business and academic communities. The current members of the Foundation’s Board of Directors are: Mr A.P.M. van der Poel, Mr S. Perrick, Mr J.M. de Jong and Mr A.H. Lundqvist.
Dividend policy
ASML aims to distribute a dividend that will be growing over time, paid semi-annually. On an annual basis, the Board of Management, upon prior approval from the Supervisory Board, submits a proposal to the AGM with respect to the amount of dividend to be declared with respect to the prior year, taking into account any interim dividend distributions. The dividend proposal and amount of share buybacks in any given year will be subject to the availability of distributable profits, retained earnings and cash, and may be affected by, among other factors, the Board of Management’s views on our potential future liquidity requirements, including for investments in production capacity and working capital requirements, the funding of our R&D programs and for acquisition opportunities that may arise from time to time, and by future changes in applicable income tax and corporate laws. We may also suspend buyback programs from time to time, which would reduce the amount of cash we are able to return to shareholders. Accordingly, the Board of Management may decide to propose not to pay a dividend or pay a lower dividend and may suspend, adjust the amount of or discontinue share buyback programs or we may otherwise fail to complete buyback programs. For 2019, the proposal to declare a final dividend of €1.35 per ordinary share of €0.09 nominal value will be submitted to the 2020 AGM.
Supported by our long-term business plan, we will submit a proposal at the 2020 Annual General Meeting to declare a total dividend for 2019 of €2.40 per ordinary share. Recognizing the interim dividend of €1.05 per share paid November 15, 2019, this leads to a final dividend of €1.35 per share. The total dividend for 2018 was €2.10 per share.

Dividends on ordinary shares are payable out of net income or retained earnings as shown in our Financial Statements as adopted by our AGM, after payment first of (accumulated) dividends out of net income on any issued cumulative preference shares.

Purchase of equity securities
In addition to dividend payments, we intend to return cash to our shareholders on a regular basis through share buybacks or capital repayment, subject to our actual and anticipated level of liquidity requirements and other relevant factors.
On January 17, 2018, we announced a share buyback program amounting to €2.5 billion, to be executed within the 2018-2019 time frame. The shares to be repurchased under this program were intended to be canceled, with the exception of up to 2.4 million shares, which would be used to cover employee share plans.
In 2018, we repurchased 2,400,000 shares to cover employee share plans and 4,644,389 shares for cancellation for a total consideration of €1,146.2 million. No shares were canceled in 2018.
In January 2019, 5,806,366 ordinary shares were canceled, of which 3,468,737 shares were repurchased under the 2016-2017 program. In 2019, we repurchased 1,948,808 shares for cancellation for a total consideration of 410.0 million. The total number of repurchased shares under the 2018-2019 program was 8,993,197 shares for a total amount of €1,556.1 million and therefore the 2018-2019 program was not completed for the full amount.
The remainder of the shares bought back under the 2018-2019 program is intended to be canceled in 2020, with the exception of up to 2.4 million shares, which were used to cover employee share plans. The share buyback program may be suspended, modified or discontinued at any time.
The following table provides a summary of shares repurchased by ASML in 2019:

Period	Total number of shares purchased	Average price paid per Share (€)	Total number of shares purchased as part of publicly announced plans or programs	Maximum value of shares that may yet be purchased under the program (€ millions)

January 24 - 31, 2019	47,400	151.63	47,400	1,346.7
February 1 - 28, 2019	145,001	160.67	192,401	1,323.4
March 1 - 31, 2019	150,956	163.68	343,357	1,298.7
April 1 - 30, 2019	83,791	176.71	427,148	1,283.9
May 1 - 31, 2019	—	—	427,148	1,283.9
June 1 - 30, 2019	—	—	427,148	1,283.9
July 1 - 31, 2019	145,094	204.60	572,242	1,254.2
August 1 - 31, 2019	336,141	194.30	908,383	1,188.9
September 1 - 30, 2019	284,335	219.26	1,192,718	1,126.5
October 1 - 31, 2019	293,486	230.89	1,486,204	1,058.8
November 1 - 30, 2019	274,093	244.52	1,760,297	991.7
December 1 - 20, 2019	188,511	253.95	1,948,808	943.9

Total	1,948,808	210.38

Common Stock [Member]
Class of Stock [Line Items]
Proposed Final and Paid Interim Dividend Per Share	€ 2.40
Ordinary Shares, authorized (number of shares)	699,999,000		699,999,000
Ordinary Shares, nominal value (in EUR)	€ 0.09		€ 0.09
Common Stock, Shares, Outstanding	419,810,706		427,393,592
Paid Interim Dividend per Share		€ 1.05
Number of issued shares	425,659,704		431,465,767
Dividends Payable, Amount Per Share	€ 1.35		€ 2.10
Common Class B [Member]
Class of Stock [Line Items]
Ordinary Shares, authorized (number of shares)	9,000
Ordinary Shares, nominal value (in EUR)	€ 0.01
Number of issued shares	0
Cumulative Preferred Stock [Member]
Class of Stock [Line Items]
Number of issued shares	0